Inventories (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Raw materials	$ 912	$ 634	$ 294
Work in progress	71
Finished goods	999	1,830	445
Inventories, net	$ 1,982	$ 2,464	$ 739